Entity Level Disclosures (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]
Statement Line Items [Line Items]
Revenue with principal customers	$ 308	$ 436	$ 499
Customer A [Member]
Statement Line Items [Line Items]
Percentage of total sales	8.00%	21.00%	23.00%
Customer B [Member]
Statement Line Items [Line Items]
Percentage of total sales	2.00%	13.00%
Customer C [Member]
Statement Line Items [Line Items]
Percentage of total sales	11.00%	2.00%
Customer D [Member]
Statement Line Items [Line Items]
Percentage of total sales	10.00%
Customer E [Member]
Statement Line Items [Line Items]
Percentage of total sales	2.00%	3.00%	23.00%
Customer F [Member]
Statement Line Items [Line Items]
Percentage of total sales	1.00%	3.00%	14.00%

[1]	The Company has initially applied IFRS 15 using the modified retrospective approach, the comparative information is not restated, See Note 2(q).